Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Portfolios of Financial Instruments

As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.21	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	237,426,843	—
Argentine Central Bank’s Bills and Notes	181,567,431	—	—
Government Securities	51,904,219	—	—
Corporate Securities	2,465,248	—	—
Derivative Financial Instruments	1,247,078	—	—
Repurchase Transactions	—	203,205,457	—
Other Financial Assets	10,039,375	13,332,551	—
Loans and Other Financing	—	744,433,702	—
Other Debt Securities	—	90,126,580	4,230,419
Financial Assets Pledged as Collateral	12,051,320	23,184,348	—
Investments in Equity Instruments	1,251,934	—	—
Liabilities
Deposits	—	1,035,957,929	—
Liabilities at fair value through profit or loss	75,674	—	—
Derivative Financial Instruments	712,129	—	—
Repurchase Transactions	—	324,119	—
Other Financial Liabilities	—	195,659,168	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	23,710,704	—
Debt Securities	—	27,971,776	—
Subordinated Debt Securities	—	26,275,536	—

Portfolio of Instruments as of 12.31.20	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	264,787,060	—
Argentine Central Bank’s Bills and Notes	193,695,730	—	—
Government Securities	36,652,618	—	—
Corporate Securities	4,244,475	—	—
Derivative Financial Instruments	3,267,935	—	—
Repurchase Transactions	—	92,067,820	—
Other Financial Assets	4,214,265	11,021,219	—
Loans and Other Financing	—	794,608,259	—
Other Debt Securities	—	28,505,749	6,317,055
Financial Assets Pledged as Collateral	3,072,506	25,179,908	—
Investments in Equity Instruments	8,621,309	—	—
Liabilities
Deposits	—	1,020,886,486	—
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	86,716	—	—
Other Financial Liabilities	—	147,171,842	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	20,880,419	—
Debt Securities	—	25,771,621	—
Subordinated Debt Securities	—	32,684,216	—